Share-Based Payment Arrangements - Narrative (Details)				1 Months Ended		12 Months Ended
	Apr. 03, 2025	Jan. 30, 2024 shares $ / shares	Apr. 04, 2022 shares $ / shares	Mar. 31, 2022 shares	Sep. 30, 2021 shares $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unrecognized compensation cost | $						$ 3,000,000.0	$ 18,300,000
Share-based payments | $						11,644,000	26,324,000	$ 37,907,000
Weighted average fair value at measurement date, share options granted | $						$ 0.81	$ 1.76	$ 3.03
Weighted-average fair value of options granted per unit (in dollars per share) | $ / shares						$ 0	$ 0	$ 5.26
Weighted average exercise price of share options outstanding (in dollars per share) | $ / shares						3.08	3.94	$ 5.20	$ 0
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options outstanding (in dollars per share) | $ / shares						1.29	3.00
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options outstanding (in dollars per share) | $ / shares						$ 5.20	$ 5.20
Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards granted (in shares)					8,901,000	84,000	0	0
Shares outstanding (in shares)			7,791,000			1,165,000	3,419,000	5,569,000	7,791,000
Share subdivision ratio			1.1425
Shares granted (in dollars per share) | $ / shares			$ 6.25		$ 5.47	$ 2.15	$ 0	$ 0
Vesting percentage					25.00%
Restricted Shares | 2022 Equity Incentive Award Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards granted (in shares)		84,000
Shares granted (in dollars per share) | $ / shares		$ 2.15
Vesting percentage		60.00%
Restricted Shares | Potential ordinary share transactions | 2022 Equity Incentive Award Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	40.00%
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards granted (in shares)				3,674,000		0	28,000	3,910,000
Shares outstanding (in shares)						495,000	1,696,000	3,614,000	0
Shares granted (in dollars per share) | $ / shares						$ 0	$ 3.25	$ 5.04
Number of shares issuable for each share-based payment award (in shares)				1
Vesting percentage				25.00%
Instruments granted and vested immediately (in shares)				264,000
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issuable for each share-based payment award (in shares)						1
Vesting percentage						25.00%
Weighted average remaining contractual life						8 years 7 months 24 days	9 years 2 months 4 days	9 years 7 months 6 days